SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2026
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 9: - SHAREHOLDERS' EQUITY

a.	Company's shares:

As of June 30, 2026, the Company's authorized share capital consists of NIS 20,000,000 divided into 200,000,000 Ordinary Shares, par value NIS 0.1 per share. Ordinary Shares confer on their holders the right to receive notice to participate and vote in general meetings of the Company, the right to a share in the excess of assets upon liquidation of the Company, and the right to receive dividends if declared.

b.	Option Plan and RSUs:

On March 28, 2016, the Company adopted the 2016 Incentive Compensation Plan (the “2016 Incentive Compensation Plan”). The 2016 Incentive Compensation Plan provides for the grant of share options (including incentive share options and non-qualified share options), ordinary shares, RSUs, PSUs, and other share-based awards.

The following provides a summary of the RSUs and PSUs activity for the Company for the six months ended June 30, 2026:

	Number of shares upon exercise	Weighted average share price

Outstanding at beginning of year	2,343,192	$5.4
Granted	370,259	$8.06
Vested	(737,267)	$6.16
Forfeited	(72,688)	$4.63

Unvested at end of June 2026	1,903,496	$6.65

As of June 30, 2026, $ 11,379 unrecognized compensation cost related to RSUs and PSUs are expected to be recognized over a weighted average vesting period of 2.35 years.

As of June 30, 2026, 1,248,281 Ordinary shares are available for future issuance under the option and RSUs plan.

The Company granted 370,259 and 1,496,627 RSUs in the six months ended June 30, 2026, and 2025, respectively, under the 2016 Incentive Compensation Plan. The fair value of the RSUs vested during the six months ended June 30, 2026 and 2025 is $ 6,043 and $ 5,392, respectively. RSUs vest over a period of between one year to four years, subject to the continued employment of the employee. RSUs that are cancelled or forfeited become available for future grants.

c.	Private placements:

On June 24, 2025, the Company entered into a definitive securities purchase agreement for a private placement financing, led by financial institutions and investment banking firms. Under the securities purchase agreement, the investors purchased 5,000,000 of the Company’s Ordinary shares at a purchase price of $8 per share. In addition, 1,249,995 Ordinary shares were issued in consideration for the extinguishment of debt owed to Lynrock, in the amount of $8,590. The proceeds to the Company amounted to $37,691, net of issuance cost.

d.	Share Repurchase Program

As of June 23, 2026, the Company was authorized to purchase up to $40 million of the Company’s common stock under a share repurchase program (the “Program”). The Program does not obligate the Company to acquire any specific number of shares. Under the Program, shares may be repurchased in privately negotiated and/or open market transactions, including under plans complying with Rule 10b5-1 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).